Short-Term Investments (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Short-term investments (Textual)
Investments		$ 1,057,003
Impairment loss	$ 3,700
Equity method investments percentage	8.30%
Puhui Beijing [Member]
Short-term investments (Textual)
Investments		105,700
Investment costs	$ 5,628	778,638
Impairment loss		78,984
Customer deposits		700,773
Foreign exchange rate difference	20,232	1,119
Investors [Member]
Short-term investments (Textual)
Investments		$ 951,303
Two U.S. publicly listed companies [Member]
Short-term investments (Textual)
Investment costs	152,734
Two entities [Member]
Short-term investments (Textual)
Investment costs	168,153
Private equity fund [Member]
Short-term investments (Textual)
Investment costs	$ 363,652